2. GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Going Concern
Net loss	$ (1,299,154)	$ (1,724,618)	$ (2,493,821)	$ (1,827,419)	$ (3,257,597)	$ (3,901,232)
Net cash used in operating activities			(1,462,737)	$ (442,518)	(1,117,131)	(1,264,324)
Accumulated deficit	$ (37,285,145)		$ (37,285,145)		$ (34,791,324)	$ (31,533,727)